SHORT TERM CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2014
SHORT TERM CONVERTIBLE LOANS [Abstract]
SHORT TERM CONVERTIBLE LOANS
NOTE 6:-	SHORT TERM CONVERTIBLE LOANS

In December 2012, certain of the Company's existing shareholders signed an agreement to make several convertible loans in an aggregate principal amount of $1.5 million with such loans bearing annual interest of 7%. The convertible loans were made during December 2012 and January 2013. Under the loan agreements, the convertible loan amount and accrued interest will be repaid by the Company to each lender (in proportion to its portion of the principal amount), on December 31, 2013, unless earlier there is a closing of an investment by any investor(s), the convertible loan amount shall be automatically converted into ordinary shares of the Company at a price per share equal to the price per share paid by the investors, reduced by a percentage equal to 0.167% multiplied by the number of days elapsed from the date of the disbursement of the principal amount by the applicable lender until the conversion date. In no event will the discount exceed 20%.

As of December 31, 2012, the fair value of the convertible loans amounted to $682.

During the period between April and June 2013, a number of the Company's shareholders and a new investor made additional convertible loans (with the same terms and conditions as the above mentioned convertible loans) in an aggregate principal amount of $6.23 million.

The Company recorded the convertible loans as a liability in accordance with ASC No. 480, “Distinguishing Liabilities from Equity” (“ASC No. 480”) as the predominant scenario of the convertible loans embodies an obligation to issue variable number of shares that at inception represents a fixed monitory amount. The fair value is measured at each respective balance sheet date.

Upon the closing of the Series D Transaction, on September 24, 2013, all the above convertible loans were converted into 81,677 convertible preferred D shares at a price per share of $96.8—$103 (which reflects 14.9%-20% discount rate) in accordance with the series D convertible preferred share purchase agreement. The total amount of convertible loans converted (including accrued interest and revaluation financial expenses) was $9,896, which was classified to additional paid-in capital in shareholders' equity (deficiency).

Financial expenses related to convertible loans amounted to $6, $2,166 and $0 in the years ended December 31, 2012, 2013 and 2014, respectively (there were no convertible loans in 2014).

Since the conversion of its existing convertible loans as of series D transaction, no additional loans obtained by the Company.